Note 7 - Promissory Notes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Debt [Table Text Block]
Promissory Note Issuance Date	Balance March 31, 2010	New Issuances	Value Assigned to Warrants	Exchanged for Series D Preferred Stock	Accretion of Non-Cash Interest	Balance March 31, 2011
September 5, 2008	$825	$—	$—	$(1,000)	$175	$—
October 21, 2008	1,624	—	—	(2,000)	376	—
February 27, 2009	410	—	—	(555)	145	—
March 5, 2009	74	—	—	(100)	26	—
March 11, 2009	221	—	—	(300)	79	—
May 26, 2009	69	—	—	(100)	31	—
June 15, 2009	13	—	—	(20)	7	—
July 1, 2009	10	—	—	(15)	5	—
November 5, 2009	2,110	—	—	(3,210)	1,100	—
August 18, 2010	—	250	(151)	(250)	151	—
September 2, 2010	—	600	(363)	(600)	363	—
December 16, 2010	—	1,178	—	(1,178)	—	—
	$5,356	$2,028	$(514)	$(9,328)	$2,458	$—